AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2050 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2050 approaches, and thereafter current income and, secondarily, capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 293 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Retirement 2050 Fund		A	C	R	R6	P	Administrative	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Retirement 2050 Fund		A	C	R	R6	P	Administrative	D
Advisory Fees	[1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution Fee and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	0.25%	0.25%
Other Expenses	[1]	0.30%	0.30%	0.30%	0.05%	0.15%	0.15%	0.30%
Acquired Fund Fees and Expenses	[2]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	[3]	1.35%	2.10%	1.60%	0.85%	0.95%	1.20%	1.35%
Expense Reductions	[4]	(0.25%)	(0.25%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reductions	[4]	1.10%	1.85%	1.45%	0.70%	0.80%	1.05%	1.20%
[1]	Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("Allianz Global Fund Management" or the "Manager") pursuant to an Administration Agreement between Allianz Global Fund Management and the Trust.
[2]	Acquired Fund Fees and Expenses have been restated based upon an estimated allocation of the Fund's assets among acquired funds. The fees and expenses borne indirectly by the Fund by investing in acquired funds will vary to the extent the Fund invests more or less in acquired funds, the mix of acquired funds differs from past investments, and/or there are changes in the expenses of the acquired funds. As a result, these indirect fees and expenses may be higher or lower than the Acquired Fund Fees and Expenses shown above.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed, until March 31, 2016, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.45% for Class R shares, 0.70% for Class R6 shares, 0.80% for Class P shares, 1.05% for Administrative Class shares and 1.20% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Retirement 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	656	931	1,226	2,064
C	288	634	1,106	2,411
R	148	490	857	1,888
R6	72	256	457	1,035
P	82	288	511	1,153
Administrative	107	366	645	1,441
D	122	413	725	1,611

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Retirement 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	656	931	1,226	2,064
C	188	634	1,106	2,411
R	148	490	857	1,888
R6	72	256	457	1,035
P	82	288	511	1,153
Administrative	107	366	645	1,441
D	122	413	725	1,611

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2014 was 78% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by Allianz and Pacific Investment Management Company LLC (“PIMCO”) (the “Underlying Funds”). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S. and global equities of all market capitalizations, commodities, real estate, mortgage securities, high yield securities (“junk bonds”), corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities (“TIPS”), short-term U.S. and non-U.S. bonds and investment grade U.S. and non-U.S. sovereign bonds, corporate bonds, asset-backed securities and mortgage securities. The Fund may also invest in ETFs and mutual funds and pooled vehicles other than the Underlying Funds (together, “Other Acquired Funds”). The Fund does not currently intend to invest more than 10% of its assets in Other Acquired Funds that are not advised by the Manager or its affiliates. The Fund may utilize derivative instruments, such as options, forwards or futures contracts and swap agreements to a significant degree, to gain exposure to certain classes of equity securities and Treasury bonds and to hedge its currency exposure, or for other purposes. The Fund may invest up to 10% of its assets in equity index futures and up to 10% of its assets in interest rate futures. The Fund may also invest significantly in other securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The Fund may have exposure to companies in a broad range of market capitalizations and geographic (U.S. and non-U.S) and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2050 approaches, and becoming increasingly conservative over time. The chart below illustrates the Sub-Adviser’s schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund’s objective and strategy will change to closely resemble that of the AllianzGI Retirement Income Fund, into which the Fund is expected to merge within three years of its target date, provided that the Fund’s Board of Trustees determines the transaction is in the best interest of shareholders. The Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily, capital appreciation. More information about the Fund’s asset allocation and portfolio construction strategy, the Retirement Income Fund and the Underlying Funds is available in the Fund’s prospectus.

Sub-Adviser’s Glidepath

Years to Retire	Return Generating	Defensive
47	100.0%	0.0%
46	100.0%	0.0%
45	100.0%	0.0%
44	100.0%	0.0%
43	100.0%	0.0%
42	100.0%	0.0%
41	100.0%	0.0%
40	100.0%	0.0%
39	100.0%	0.0%
38	100.0%	0.0%
37	100.0%	0.0%
36	100.0%	0.0%
35	100.0%	0.0%
34	100.0%	0.0%
33	100.0%	0.0%
32	99.5%	0.5%
31	97.9%	2.1%
30	95.2%	4.8%
29	91.8%	8.2%
28	88.0%	12.0%
27	83.9%	16.1%
26	79.9%	20.1%
25	76.0%	24.0%
24	72.2%	27.8%
23	68.6%	31.4%
22	65.2%	34.8%
21	62.0%	38.0%
20	59.0%	41.0%
19	56.2%	43.8%
18	53.5%	46.5%
17	51.0%	49.0%
16	48.7%	51.3%
15	46.5%	53.5%
14	44.4%	55.6%
13	42.4%	57.6%
12	40.6%	59.4%
11	38.8%	61.2%
10	37.2%	62.8%
9	35.6%	64.4%
8	34.1%	65.9%
7	32.7%	67.3%
6	31.4%	68.6%
5	30.1%	69.9%
4	28.9%	71.1%
3	27.7%	72.3%
2	26.6%	73.4%
1	25.6%	74.4%
0	24.5%	75.5%

The table below illustrates the Sub-Adviser’s allocations among different asset classes within the defensive and return-gathering categories, as reflected in the Fund’s portfolio as of February 28, 2015. The asset allocation is computed by assigning each underlying investment to the most representative asset class(es).

Fund Asset Allocation as of February 28, 2015

Asset Group	Asset Class	Percent of the Portfolio Invested
Defensive	Short-Duration Bonds & Cash	0.7%
	US Core Fixed Income	7.2%
	Non-US Core Bonds	0.0%
	Inflation-Protected Bonds	4.5%
Return-Generating	US Large Cap Equity	28.9%
	US Small Cap Equity	7.6%
	Developed Non-US Large Cap Equity	22.1%
	Developed Non-US Small/Mid Cap Equity	4.0%
	Emerging Market Equity	8.5%
	Global Fixed-Income	0.0%
	Commodity-Related Futures & Equities	9.5%
	Global Real Estate	3.0%
	Alternatives	4.1%

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Sub-Adviser’s allocation techniques and decisions and/or the Sub-Adviser’s selection of Underlying Funds and other investments may not produce the desired results.

Underlying Fund and Other Acquired Fund Risks:  The Fund will be affected by factors, risks and performance specific to the Underlying Funds and Other Acquired Funds.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Commodity Risk:  Commodity-linked derivative instruments may increase volatility.

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Index Risk:  Investments in index-linked derivatives are subject to the risks associated with the applicable index.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Short Selling Risk:  Short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indices and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C, Class R and Class D performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Class R6, Class P and Administrative Class performance would be higher than Class A performance because of the higher expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	18.71%
Lowest 07/01/2011–09/30/2011	-17.46%

Average Annual Total Returns (for periods ended 12/31/14)
Average Annual Returns AllianzGI Retirement 2050 Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A		(4.47%)	6.40%	10.99%	Dec. 29, 2008
C		(0.58%)	6.81%	11.22%	Dec. 29, 2008
R		0.72%	7.28%	11.73%	Dec. 29, 2008
R6		1.49%	8.00%	12.45%	Dec. 29, 2008
P		1.40%	7.90%	12.35%	Dec. 29, 2008
Administrative		1.09%	7.66%	12.12%	Dec. 29, 2008
D		0.98%	7.54%	11.99%	Dec. 29, 2008
After Taxes on Distributions A		(7.02%)	4.24%	8.92%
After Taxes on Distributions and Sale of Fund Shares A		(2.02%)	4.44%	8.22%
Morningstar Lifetime Conservative 2050 Index (reflects no deduction for fees, expenses or taxes)	[1]	5.31%	10.63%	14.21%	Dec. 29, 2008
Real Return Target 2050 Index (reflects no deduction for fees, expenses or taxes)	[1]	3.85%	7.89%	11.94%	Dec. 29, 2008
Lipper Mixed-Asset Target 2050 Funds Average		5.53%	10.13%	13.38%	Dec. 29, 2008
[1]	The Morningstar Lifetime Conservative 2050 Index replaced the Real Return Target 2050 Index as the Fund's primary benchmark as of April 1, 2015 because Allianz Global Fund Management and Allianz Global Investors U.S. LLC believe the Morningstar Lifetime Conservative 2050 Index is more representative of the Fund's investment strategies. Previously, as of July 1, 2014, the Real Return Target 2050 Index replaced the Dow Jones Real Return 2050 Index as the Fund's primary benchmark. The Real Return Target 2050 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2050 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above. For periods prior to December 31, 2009, performance information for the Dow Jones Real Return 40+ Index is shown, as the former Dow Jones Real Return 2050 Index was first constituted as of that date.

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.